Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	December 31, 2017 $	December 31, 2016 $
Revolving Credit Facilities	877,343	1,119,808
Senior Notes (8.5%) due January 15, 2020	592,657	592,657
Norwegian Kroner-denominated Bonds due through October 2021	377,856	628,257
U.S. Dollar-denominated Term Loans due through 2031	1,358,798	3,702,997
U.S. Dollar Bonds due through 2024	—	466,680
Euro-denominated Term Loans due through 2023	232,957	219,733
Other U.S. Dollar-denominated loan	10,000	—
Total principal	3,449,611	6,730,132
Less unamortized discount and debt issuance costs	(31,906)	(90,586)
Total debt	3,417,705	6,639,546
Less current portion	(800,897)	(998,591)
Long-term portion	2,616,808	5,640,955